Document And Entity Information	May 08, 2025
Document Information [Line Items]
Entity, Registrant Name	Alerus Financial Corporation
Document, Type	8-K
Document, Period End Date	May 08, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-39036
Entity, Tax Identification Number	45-0375407
Entity, Address, Address Line One	401 Demers Avenue
Entity, Address, City or Town	Grand Forks
Entity, Address, State or Province	ND
Entity, Address, Postal Zip Code	58201
City Area Code	701
Local Phone Number	795-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ALRS
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity, Central Index Key	0000903419